Mineral property interests (Details) - USD ($) $ in Thousands		Jun. 30, 2017	May 09, 2017	Dec. 31, 2016
Capitalized mineral property acquisition cost		$ 513		$ 496
Transferred to Mason Resources pursuant to Arrangement			$ (38,379)
Ann Mason Project [Member]
Capitalized mineral property acquisition cost	[1]	0		37,988
Transferred to Mason Resources pursuant to Arrangement	[1]		(37,988)
Lordburg Property [Member]
Capitalized mineral property acquisition cost	[1]	0		391
Transferred to Mason Resources pursuant to Arrangement	[1]		(391)
Canariaco Project Royalty [Member]
Capitalized mineral property acquisition cost	[2]	513		496
Transferred to Mason Resources pursuant to Arrangement	[2]		0
Other [Member]
Capitalized mineral property acquisition cost	[3]	$ 0		$ 0
Transferred to Mason Resources pursuant to Arrangement	[3]		$ 0

[1]	Ann Mason Project and Lordsburg Property : On May 9, 2017, the Company completed a plan of arrangement under Section 288 of the Business Corporations Act (British Columbia) pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico (Note 2).
[2]	Cañariaco Project Royalty, Peru : The Company entered into an agreement with Candente Copper Corp. (TSX:DNT) ("Candente") to acquire a 0.5% NSR royalty on Candente's 100% owned Cañariaco project in Peru for a purchase price of $500,000. The Cañariaco project includes the Cañariaco Norte copper-gold-silver deposit, as well as the adjacent Cañariaco Sur and Quebrada Verde copper prospects, located within the western Cordillera of the Peruvian Andes in the Department of Lambayeque, Northern Peru.
[3]	Other Properties : The Company also has interests in other properties in Mongolia (Shivee West) and Australia (Blue Rose). During fiscal 2014, the Company recorded an impairment of $552,095 against these properties.